Note 7 - Stockholders' Equity - Summary of Warrants Outstanding (Details) - $ / shares	Dec. 31, 2021	Sep. 28, 2021	Feb. 11, 2021	Sep. 29, 2020	Sep. 24, 2020
Number of warrants (in shares)	2,816,631
Weighted Average [Member]
Exercise price (in dollars per share)	$ 5.35
Warrants 2020 [Member]
Number of warrants (in shares)	120,000
Exercise price (in dollars per share)	$ 5.00
Unit Warrant [Member]
Number of warrants (in shares)	2,396,631
Exercise price (in dollars per share)	$ 5.00			$ 5.00
Weighted-Average Remaining Life (in years) (Year)				5 years
Representative Warrants 2020 [Member]
Number of warrants (in shares)	128,000
Exercise price (in dollars per share)	$ 5.50				$ 5.50
Weighted-Average Remaining Life (in years) (Year)				42 months
Representative Warrants 2021 [Member]
Number of warrants (in shares)	72,000
Exercise price (in dollars per share)	$ 6.875		$ 6.875
Weighted-Average Remaining Life (in years) (Year)			42 months
Warrants 2021 [Member]
Number of warrants (in shares)	100,000
Exercise price (in dollars per share)	$ 13.00	$ 13.00
Weighted-Average Remaining Life (in years) (Year)		5 years
Remaining Life on Warrants Outstanding[Member] | Weighted Average [Member]
Weighted-Average Remaining Life (in years) (Year)	3 years 8 months 12 days